CONVERTIBLE NOTE (Details Narrative) $ in Thousands	1 Months Ended
	May 31, 2022 USD ($) shares	May 31, 2022 AUD ($) shares	Mar. 07, 2023 shares	Dec. 31, 2022 USD ($)	Aug. 31, 2022 shares	Jul. 31, 2022 shares	May 31, 2022 AUD ($)	Dec. 31, 2021 USD ($) shares	Oct. 31, 2021 shares	May 31, 2021 shares
Guarantor and Issuer, Guaranteed Security [Line Items]
Convertible note | $				$ 563,000
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of convertible notes issued	828,240	828,240
Face value of convertible notes	$ 700						$ 1
Issue of convertible instruments	$ 569,000	$ 828
Convertible notes maturity period	6 months	6 months
Convertible note conversion price description	(i) if the Company executes a binding agreement for an M&A transaction or receives	(i) if the Company executes a binding agreement for an M&A transaction or receives
Convertible note | $				$ 563,000
Number of shares issued					2,000,000			1,774,744	8,938,666	15,270,249
Security Matters Limited [Member] | Major ordinary share transactions [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Convertible notes converted into ordinary shares			1,000,000
Security Matters Limited [Member] | Convertible Notes Agreements [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares issued						1,000,000